S000072616 [Member] Expense Example - TCW METWEST Sustainable Securitized Fund - Class I	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	$ 1,392